Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000086650
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	SCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Global Growth Fund outperformed the MSCI ACWI Index (Net) (USD) for the twelve-month period ending October 31, 2024 benefiting from strong earnings growth and the rebound in global equities more broadly.The Fund’s overweight to semiconductors was a significant driver of relative results.Overall, from a regional perspective, the U.S./Canada was the top relative contributor and Emerging Asia was the top detractor. From a sector perspective, industrials and consumer staples contributed most to relative results, while health care and materials were the sole detractors. The top five absolute individual contributors to investment results were NVIDIA, Adyen, MercadoLibre, Axon Enterprise, and Netflix. The top five absolute detractors were Nike, Sea, Aptiv, Bajaj Finance, and Pandora.During the period the Fund purchased IMCD, Bajaj Finance, Flutter Entertainment, Dollarama, Pandora, and Spotify. It sold Aptiv, Sea, and Lam Research. The Fund’s regional and sector exposures are largely a byproduct of Sands Capital’s bottom-up investment process, and below was the portfolio positioning at the end of the period:

   - The U.S./Canada was the Fund’s largest absolute regional weight and Western Europe was its largest regional overweight relative to the MSCI ACWI (Net) (USD). Developed Asia was its largest underweight, and the Fund had no exposure to Eastern Europe and the Middle East & Africa.

   - Consumer discretionary was the Fund’s largest absolute and relative sector weight. Consumer staples was its largest underweight, and the Fund had no exposure to consumer staples, energy, real estate, and utilities.

The past year has seen a sentiment-driven market, in our view, with bouts of extreme volatility driven by investor reaction to macroeconomic data and newsflow. Strong investment results at the index level obscure dispersion beneath the surface, due to investor debates about the direction of rates and the global economy, geopolitics, and potential winners and losers from AI adoption.The market’s focus on sentiment and macro factors has led investors to underappreciate the portfolio’s growth and underlying fundamental improvement, in our view. Many of our businesses have worked through the pandemic’s so-called bullwhip dynamics which distorted traditional supply and demand signals and the business cycle, yet their stocks and valuations have yet to.Our criteria have continued to lead us to businesses with above-average earnings growth, as indicated by the return decomposition for Global Growth versus the MSCI ACWI (Net) (USD). Over the past year, earnings growth accounted for nearly 100 percent of the portfolio’s total return, while the index’s rise was largely attributable to multiple expansion.

This earnings growth has been accompanied in many cases by improving fundamental prospects since 2022’s market low. Improvements include waning competitive intensity as higher rates forced rationalization, to operational choices that resulted in higher profitability.

Meanwhile, valuations are generally attractive. At the end of the period nearly 40 percent of the portfolio traded at a lower forward P/E multiple than at the end of October 2023, despite positive investment results for the portfolio.

We know that our businesses are largely delivering on growth and have made improvements “under the hood.” Earnings growth is what drives long-term equity values. Now that growth is on sale, it’s only a matter of time, in our view, before the market realizes this and rewards it.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sands Capital Global Growth Fund, Institutional Class Shares - $2313743	MSCI ACWI Index (Net) (USD) - $2380757
Oct/14	$1000000	$1000000
Oct/15	$997171	$999666
Oct/16	$1043005	$1020139
Oct/17	$1350429	$1256841
Oct/18	$1355910	$1250335
Oct/19	$1632856	$1407770
Oct/20	$2263534	$1476579
Oct/21	$3132604	$2027009
Oct/22	$1633230	$1622472
Oct/23	$1709599	$1792863
Oct/24	$2313743	$2380757

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Institutional Class Shares	35.34%	7.22%	8.75%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,256,031,519
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 11,629,160
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,256,031,519	37	$11,629,160	17%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Sweden	1.6%
Germany	1.9%
Denmark	1.9%
Switzerland	2.8%
United Kingdom	3.2%
Japan	3.8%
Canada	4.5%
Argentina	4.9%
India	7.9%
Netherlands	9.5%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Amazon.com	5.7%
Visa, Cl A	5.0%
MercadoLibre	4.9%
Netflix	4.3%
Axon Enterprise	4.2%
ASML Holding, Cl G	3.8%
Keyence	3.8%
Adyen	3.7%
Alphabet, Cl A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/
C000086651
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	SCGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Global Growth Fund outperformed the MSCI ACWI Index (Net) (USD) for the twelve-month period ending October 31, 2024 benefiting from strong earnings growth and the rebound in global equities more broadly.The Fund’s overweight to semiconductors was a significant driver of relative results.Overall, from a regional perspective, the U.S./Canada was the top relative contributor and Emerging Asia was the top detractor. From a sector perspective, industrials and consumer staples contributed most to relative results, while health care and materials were the sole detractors. The top five absolute individual contributors to investment results were NVIDIA, Adyen, MercadoLibre, Axon Enterprise, and Netflix. The top five absolute detractors were Nike, Sea, Aptiv, Bajaj Finance, and Pandora.During the period the Fund purchased IMCD, Bajaj Finance, Flutter Entertainment, Dollarama, Pandora, and Spotify. It sold Aptiv, Sea, and Lam Research. The Fund’s regional and sector exposures are largely a byproduct of Sands Capital’s bottom-up investment process, and below was the portfolio positioning at the end of the period:

   - The U.S./Canada was the Fund’s largest absolute regional weight and Western Europe was its largest regional overweight relative to the MSCI ACWI (Net) (USD). Developed Asia was its largest underweight, and the Fund had no exposure to Eastern Europe and the Middle East & Africa.

   - Consumer discretionary was the Fund’s largest absolute and relative sector weight. Consumer staples was its largest underweight, and the Fund had no exposure to consumer staples, energy, real estate, and utilities.

The past year has seen a sentiment-driven market, in our view, with bouts of extreme volatility driven by investor reaction to macroeconomic data and newsflow. Strong investment results at the index level obscure dispersion beneath the surface, due to investor debates about the direction of rates and the global economy, geopolitics, and potential winners and losers from AI adoption.The market’s focus on sentiment and macro factors has led investors to underappreciate the portfolio’s growth and underlying fundamental improvement, in our view. Many of our businesses have worked through the pandemic’s so-called bullwhip dynamics which distorted traditional supply and demand signals and the business cycle, yet their stocks and valuations have yet to.Our criteria have continued to lead us to businesses with above-average earnings growth, as indicated by the return decomposition for Global Growth versus the MSCI ACWI (Net) (USD). Over the past year, earnings growth accounted for nearly 100 percent of the portfolio’s total return, while the index’s rise was largely attributable to multiple expansion.

This earnings growth has been accompanied in many cases by improving fundamental prospects since 2022’s market low. Improvements include waning competitive intensity as higher rates forced rationalization, to operational choices that resulted in higher profitability.

Meanwhile, valuations are generally attractive. At the end of the period nearly 40 percent of the portfolio traded at a lower forward P/E multiple than at the end of October 2023, despite positive investment results for the portfolio.

We know that our businesses are largely delivering on growth and have made improvements “under the hood.” Earnings growth is what drives long-term equity values. Now that growth is on sale, it’s only a matter of time, in our view, before the market realizes this and rewards it.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sands Capital Global Growth Fund, Investor Class Shares - $226665	MSCI ACWI Index (Net) (USD) - $238076
Oct/14	$100000	$100000
Oct/15	$99435	$99967
Oct/16	$103763	$102014
Oct/17	$134060	$125684
Oct/18	$134362	$125033
Oct/19	$161415	$140777
Oct/20	$223375	$147658
Oct/21	$308587	$202701
Oct/22	$160738	$162247
Oct/23	$167979	$179286
Oct/24	$226665	$238076

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Investor Class Shares	34.94%	7.03%	8.53%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,256,031,519
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 11,629,160
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,256,031,519	37	$11,629,160	17%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Sweden	1.6%
Germany	1.9%
Denmark	1.9%
Switzerland	2.8%
United Kingdom	3.2%
Japan	3.8%
Canada	4.5%
Argentina	4.9%
India	7.9%
Netherlands	9.5%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Amazon.com	5.7%
Visa, Cl A	5.0%
MercadoLibre	4.9%
Netflix	4.3%
Axon Enterprise	4.2%
ASML Holding, Cl G	3.8%
Keyence	3.8%
Adyen	3.7%
Alphabet, Cl A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/